Retirement Benefits (Changes recognized in accumulated other comprehensive income on pretax basis) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 1,273.6	$ 1,052.2
Prior service cost	8.5	10.1
Total	1,282.1	1,062.3
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	769.6	634.0
Prior service cost	(1.9)	(2.0)
Net transition liability	0.4	0.4
Total	768.1	632.4
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 18.7	$ 11.9